Vessels (Tables)	12 Months Ended
Dec. 31, 2019
Vessels [Abstract]
Schedule Of Property Plant And Equipment [Table Text Block]
	Vessel Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2017	$1,267,231	$(213,653)	$1,053,578

- Additions for improvements	2,573	-	2,573
- Vessel disposal	(41,213)	25,630	(15,583)
- Depreciation for the year	-	(49,165)	(49,165)
Balance, December 31, 2018	$1,228,591	$(237,188)	$991,403

- Additions for improvements	2,804	-	2,804
- Impairment	(55,396)	43,545	(11,851)
- Vessel held for sale	(7,130)	-	(7,130)
- Vessel disposals	(72,335)	24,965	(47,370)
- Depreciation for the year	-	(45,559)	(45,559)
Balance, December 31, 2019	$1,096,534	$(214,237)	$882,297